Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property plant and equipment	12 Months Ended
Dec. 31, 2020
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture And Fixtures And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years